Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2017
Trading Symbol	hgv
Entity Registrant Name	Hilton Grand Vacations Inc.
Entity Central Index Key	0001674168
Entity Filer Category	Non-accelerated Filer